Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Bonds Payable
	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Repayable at maturity in January 2021 and interest due annually with annual interest rate at 1.30%	$7,000,000	$7,000,000	$234,035
Repayable at maturity in January 2023 and interest due annually with annual interest rate at 1.50%	2,000,000	2,000,000	66,867
Repayable at maturity in January 2022 and interest due annually with annual interest rate at 1.25%	3,700,000	3,700,000	123,704
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	4,300,000	4,300,000	143,765
Repayable at maturity in April 2024 and interest due annually with annual interest rate at 0.90%	—	6,500,000	217,319
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	—	3,500,000	117,018
Unsecured international bonds
US$200,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2022 and interest due quarterly with annual interest rate at 2.15%	—	6,204,800	207,449
US$100,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2024 and interest due quarterly with annual interest rate at 2.50%	—	3,102,400	103,725
Secured domestic bonds
Repayable at maturity in December 2020 and interest due annually with nil annual interest rate	—	250,000	8,358
	17,000,000	36,557,200	1,222,240
Less: discounts on bonds payable	14,064	35,045	1,172
	16,985,936	36,522,155	1,221,068
Less: current portion of bonds payable	—	250,000	8,358

	$16,985,936	$36,272,155	$1,212,710